Stock Based Compensation - Narrative details (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) installment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense | $	$ 2,714	$ 182
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	34,407,949	23,475,984	23,020,981
Options terms	10 years
Options Granted	12,285,359	1,719,754
2014 Plan | Vesting after year one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
2014 Plan | Vesting after Year Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of successive equal number of installments of remaining vesting shares, vested | installment	36
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares permitted to grant	18,900,000
Options Granted	0